Derivative Liabilities	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
Derivative Liabilities [Text Block]
10.	Derivative Liabilities

The derivative liabilities consist of the warrants denominated in foreign currency, the A1 Warrants, the B1 Warrants and C1 Warrants.

The derivative liability of $181,671 for warrants denominated in foreign currency as at August 31, 2017 should have been classified as a non-current liability in accordance with IAS 1, Presentation of Financial Statements as at August 31, 2017, but was presented as a current liability on the Statement of Financial Position in the Company’s consolidated annual financial statements for the year ended August 31, 2017. This amount has been reclassified as a non-current liability on the comparative Statement of Financial Position as included in these consolidated financial statements to conform with the current year’s presentation.

The following table reconciles the outstanding warrants (with an exercise price in a currency that is not the functional currency of the Company) and the A1 and B1 Warrants to purchase common shares of the Company at the beginning and end of the respective periods:

	Number
	of Warrants	Amount
Warrants denominated in foreign currency
Balance – September 1, 2016	6,466,513	$411,418
Decrease in fair value	-	(229,747)

Balance – August 31, 2017	6,466,513	181,671
Decrease in fair value	-	(181,617)
Balance – August 31, 2018	6,466,513	$54

A1, B1 and C1 Warrants
Balance – September 1, 2016	-	$-
Issued	6,900,000	236,488
Decrease in fair value	-	(103,326)

Balance – August 31, 2017	6,900,000	133,162
Issued	10,000,000	357,204
Decrease in fair value	-	(380,599)
Balance – August 31, 2018	16,900,000	$109,767

Total derivative liabilities		$109,821